Asset Transactions - Exploration and Production (Details) - U.K. Operations $ in Millions	3 Months Ended
Jun. 30, 2023 CAD ($)
Asset Transactions
Gross proceeds from sale of discontinued operations, before closing adjustments and other closing costs	$ 1,100
Gain on sale, after tax	607
Gain on sale, before tax	607
Foreign exchange gain on sale	$ 25